UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4526

Name of Registrant:	VANGUARD QUANTITATIVE FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2005

Item 1:	Schedule of Investments

Vanguard Growth & Income Fund
Schedule of Investments
June 30, 2005

	Shares	Market Value ($000)

COMMON STOCKS (98.6%)

Auto & Transportation (3.1%)
Harley-Davidson, Inc.	963,300	$47,780
PACCAR, Inc.	651,500	44,302
CSX Corp.	988,700	42,178
Burlington Northern Santa Fe Corp.	854,000	40,206
Norfolk Southern Corp.	959,300	29,700
* The Goodyear Tire & Rubber Co.	1,362,700	20,304

		224,470

Consumer Discretionary (17.5%)
Home Depot, Inc.	3,965,300	154,250
The Walt Disney Co.	5,009,000	126,127
Kimberly-Clark Corp.	1,879,100	117,613
Cendant Corp.	5,118,100	114,492
Black & Decker Corp.	1,237,400	111,180
Wal-Mart Stores, Inc.	2,136,500	102,979
NIKE, Inc. Class B	1,002,000	86,773
Staples, Inc.	3,152,500	67,211
* Time Warner, Inc.	3,579,900	59,820
Viacom Inc. Class B	1,694,900	54,271
Marriott International, Inc. Class A	773,400	52,761
Darden Restaurants Inc.	1,533,100	50,562
Waste Management, Inc.	1,777,000	50,360
Sabre Holdings Corp.	1,360,400	27,140
Costco Wholesale Corp.	584,500	26,197
R.R. Donnelley & Sons Co.	728,100	25,127
The Stanley Works	300,100	13,667
McDonald's Corp.	474,400	13,165
Mattel, Inc.	227,800	4,169

		1,257,864

Consumer Staples (5.0%)
General Mills, Inc.	2,501,100	117,027
The Procter & Gamble Co.	1,844,700	97,308
The Coca-Cola Co.	1,245,000	51,979
Sara Lee Corp.	2,126,100	42,118
Brown-Forman Corp. Class B	355,700	21,506
The Pepsi Bottling Group, Inc.	741,500	21,214
Altria Group, Inc.	162,506	10,508

		361,660

Financial Services (20.3%)
Bank of America Corp.	5,156,260	235,177
SunTrust Banks, Inc.	1,800,100	130,039
Wachovia Corp.	2,532,550	125,615
Wells Fargo & Co.	1,928,100	118,732
Countrywide Financial Corp.	2,682,000	103,552
Washington Mutual, Inc.	2,458,500	100,036
MetLife, Inc.	1,829,200	82,204
American International Group, Inc.	1,249,458	72,594
Citigroup, Inc.	1,463,900	67,676
The Goldman Sachs Group, Inc.	579,300	59,100
CIGNA Corp.	483,300	51,728
Prudential Financial, Inc.	736,800	48,378
Lehman Brothers Holdings, Inc.	483,400	47,992
MBNA Corp.	1,655,700	43,313
* Providian Financial Corp.	2,117,900	37,339
Cincinnati Financial Corp.	754,308	29,840
Fannie Mae	256,100	14,956
XL Capital Ltd. Class A	189,200	14,080
* Fiserv, Inc.	298,200	12,808
Capital One Financial Corp.	155,900	12,474
American Express Co.	198,000	10,540
SLM Corp.	198,800	10,099
MBIA, Inc.	141,400	8,386
The Chubb Corp.	76,900	6,583
Paychex, Inc.	197,300	6,420
National City Corp.	183,800	6,271
Allstate Corp.	48,000	2,868
CIT Group Inc.	34,800	1,495
H & R Block, Inc.	25,600	1,494

		1,461,789

Health Care (13.7%)
Johnson & Johnson	3,312,100	215,287
* Gilead Sciences, Inc.	2,901,800	127,650
* Forest Laboratories, Inc.	2,888,700	112,226
Merck & Co., Inc.	3,331,900	102,623
* Zimmer Holdings, Inc.	1,293,600	98,534
Allergan, Inc.	833,100	71,013
Becton, Dickinson & Co.	1,254,100	65,803
Aetna Inc.	690,500	57,187
Pfizer Inc.	1,319,527	36,393
* Amgen, Inc.	583,400	35,272
Quest Diagnostics, Inc.	500,100	26,640
AmerisourceBergen Corp.	279,600	19,334
HCA Inc.	196,100	11,113
* Humana Inc.	195,800	7,781
Health Management Associates Class A	59,900	1,568

		988,424

Integrated Oils (8.9%)
ExxonMobil Corp.	6,240,436	358,638
Chevron Corp.	2,775,500	155,206
ConocoPhillips Co.	2,269,600	130,479

		644,323

Other Energy (0.9%)
Anadarko Petroleum Corp.	535,800	44,016
* Nabors Industries, Inc.	221,400	13,421
Burlington Resources, Inc.	118,000	6,518

		63,955

Materials & Processing (3.8%)
Dow Chemical Co.	2,309,000	102,820
Phelps Dodge Corp.	804,200	74,389
Nucor Corp.	1,062,400	48,467
Rohm & Haas Co.	765,200	35,459
Archer-Daniels-Midland Co.	376,400	8,047
Louisiana-Pacific Corp.	145,000	3,564

		272,746

Producer Durables (4.4%)
Northrop Grumman Corp.	2,280,000	125,970
KB Home	1,179,500	89,913
Lockheed Martin Corp.	768,200	49,833
KLA-Tencor Corp.	700,200	30,599
Deere & Co.	161,900	10,603
Danaher Corp.	177,500	9,290

		316,208

Technology (14.3%)
Intel Corp.	8,593,900	223,957
Microsoft Corp.	5,881,326	146,092
* Apple Computer, Inc.	3,600,000	132,516
* EMC Corp.	9,246,400	126,768
General Dynamics Corp.	1,073,400	117,580
International Business Machines Corp.	1,096,200	81,338
Motorola, Inc.	3,104,031	56,680
* NCR Corp.	1,253,200	44,012
National Semiconductor Corp.	1,558,400	34,332
* Jabil Circuit, Inc.	855,100	26,277
Texas Instruments, Inc.	773,800	21,721
* Oracle Corp.	1,386,600	18,303
* Lucent Technologies, Inc. Warrants Exp. 12/10/07	27,451	21

		1,029,597

Utilities (4.4%)
Edison International	2,566,100	104,055
SBC Communications Inc.	3,686,500	87,554
ALLTEL Corp.	654,700	40,775
KeySpan Corp.	878,000	35,735
Exelon Corp.	506,600	26,004
Citizens Communications Co.	1,058,400	14,225
PG&E Corp.	166,000	6,232

		314,580

Other (2.3%)
General Electric Co.	4,720,000	163,548

TOTAL COMMON STOCKS
(Cost $6,049,463)		7,099,164

TEMPORARY CASH INVESTMENTS (1.3%)

Money Market Fund (1.2%)
Vanguard Market Liquidity Fund, 3.139%**	92,412,125	92,412

	Face
	Amount
	(000)

U.S. Government Obligation (0.1%)
U.S. Treasury Bill
(1) 2.952%, 9/15/2005	$4,905	4,874

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $97,286)		97,286

TOTAL INVESTMENTS (99.9%)
(Cost $6,146,749)		7,196,450

OTHER ASSETS AND LIABILITIES—NET (0.1%)		6,352

NET ASSETS (100%)		$7,202,802

*	Non-income-producing security.
**	Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)	Securities with a value of $4,874,000 have been segregated as initial margin for open futures contracts.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At June 30, 2005, the cost of investment securities for tax purposes was $6,146,749,000. Net unrealized appreciation of investment securities for tax purposes was $1,049,701,000, consisting of unrealized gains of $1,145,803,000 on securities that had risen in value since their purchase and $96,102,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.8% and 0.1%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At June 30, 2005, the aggregate settlement value of open futures contracts expiring in September 2005 and the related unrealized appreciation (depreciation) were:

		(000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	305	$91,157	($1,344)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD QUANTITATIVE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD QUANTITATIVE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 16, 2005

VANGUARD QUANTITATIVE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	August 16, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.